Condensed Consolidated Interim Statements of Comprehensive Loss Unaudited - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Research and development expenses		$ 86	$ 169	$ 776	$ 461
General and administrative expenses		89	83	853	245
Operating loss		175	252	1,629	706
Total financial expense		10	3	(4)	12
Net loss		$ 185	$ 255	$ 1,625	$ 718
Basic and diluted net loss per share (in Dollars per share)		$ 0.01	$ 0.02	$ 0.15	$ 0.07
Weighted average number of shares of common stock used in computing basic and diluted net loss per share (in Shares)	[1]	13,035,371	9,459,253	11,171,704	9,459,253

[1]	Number of shares has been retroactively adjusted based on the equivalent number of shares received by the accounting acquirer in the reverse recapitalization transaction and to reflect adjustment to the share par value (refer to Note 1a).